Pension Plans, Retirement Benefits and Savings Plans (details) - Assumptions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined benefit plan disclosure
Assumptions used to determine benefit obligations, future compensation increase rate (percent)	4.00%	4.00%
Pension Plans [Member]
Defined benefit plan disclosure
Assumptions used to determine net periodic benefit cost, expected long-term rate of return on assets (percent)	7.00%	7.25%
Qualified Domestic Pension Plan [Member]
Defined benefit plan disclosure
Assumptions used to determine benefit obligations, discount rate (percent)	4.23%	4.50%
Assumptions used to determine net periodic benefit cost, discount rate used to measure service cost (percent)	4.77%	4.10%
Assumptions used to determine net periodic benefit cost, discount rate to measure interest cost (percent)	3.64%	4.10%
Nonqualified Domestic Pension Plan [Member]
Defined benefit plan disclosure
Assumptions used to determine benefit obligations, discount rate (percent)	4.15%	4.37%
Assumptions used to determine net periodic benefit cost, discount rate used to measure service cost (percent)	4.53%	4.10%
Assumptions used to determine net periodic benefit cost, discount rate to measure interest cost (percent)	3.47%	4.10%
Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Assumptions used to determine net periodic benefit cost, expected long-term rate of return on assets (percent)	4.00%	4.00%
Impact to accumulated postretirement benefit obligation from increasing the assumed health care cost trend rate by 1%	$ 20
Impact to the aggregate of the service and interest cost components of net postretirement benefit expense from increasing the assumed health care cost trend rate by 1%	1
Impact to accumulated postretirement benefit obligation from decreasing the assumed health care cost trend rate by 1%	17
Impact to the aggregate of the service and interest cost components of net postretirement benefit expense from decreasing the assumed health care cost trend rate by 1%	$ 1
Domestic Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Assumptions used to determine benefit obligations, discount rate (percent)	4.10%	4.35%
Assumptions used to determine net periodic benefit cost, discount rate to measure interest cost (percent)	3.53%	4.10%
Assumed health care cost trend rates, rate to which the cost trend rate is assumed to decline (ultimate trend rate) (percent)	5.00%	5.00%
Postretirement Benefit Plan Before Age 65 [Member]
Defined benefit plan disclosure
Assumed health care cost trend rates, medical, following year (percent)	6.50%	6.75%
Assumed health care cost trend rates, medical, year that the rate reaches the ultimate trend rate	2022	2022
Postretirement Benefit Plan Age 65 and Older [Member]
Defined benefit plan disclosure
Assumed health care cost trend rates, medical, following year (percent)	7.25%	7.50%
Assumed health care cost trend rates, medical, year that the rate reaches the ultimate trend rate	2025	2025